Financial Instruments - Changes in Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning	₩ 717,365	₩ 753,693	₩ 898,273
Bad debt expenses(reversal)	24,791	40,153	829
Other bad debt expenses	9,824	(12,975)	53,105
Others	(21,467)	(63,506)	(198,514)
Ending	₩ 730,513	₩ 717,365	₩ 753,693